Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Subscription receivables	Additional paid-in capital	Statutory reserve	Accumulated deficits	Accumulated other comprehensive loss	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2023		$ 102,103	[1]	$ (7,800)	$ 81,801,967	$ 335,477	$ (14,772,562)	$ (4,066,713)	$ 63,392,472	$ 3,090,125	$ 66,482,597
Balance (in Shares) at Sep. 30, 2023	[1]	2,552,576
Share-based compensation		$ 38	[1]		360,699				360,737		360,737
Share-based compensation (in Shares)	[1]	938
Net loss			[1]				(4,052,557)		(4,052,557)	(611,857)	(4,664,414)
Foreign currency translation adjustment			[1]					416,112	416,112	59,455	475,567
Balance at Mar. 31, 2024		$ 102,141	[1]	(7,800)	82,162,666	335,477	(18,825,119)	(3,650,601)	60,116,764	2,537,723	62,654,487
Balance (in Shares) at Mar. 31, 2024	[1]	2,553,514
Balance at Sep. 30, 2024		$ 107,007		(7,800)	82,176,550	366,071	(22,087,948)	(1,986,591)	58,567,289	2,416,219	60,983,508
Balance (in Shares) at Sep. 30, 2024	[1]	2,675,172
Share-based compensation					21,250				21,250		21,250
Warrant shares exercised via cashless option		$ 120,000			(120,000)
Warrant shares exercised via cashless option (in Shares)		3,000,000
Imputed interest on related party loan					(408,994)				(408,994)		(408,994)
Net loss							(1,136,007)		(1,136,007)	(120,845)	(1,256,852)
Foreign currency translation adjustment								(1,997,072)	(1,997,072)	(2,888)	(1,999,960)
Balance at Mar. 31, 2025		$ 227,007		$ (7,800)	$ 81,668,806	$ 366,071	$ (23,223,955)	$ (3,983,663)	$ 55,046,466	$ 2,292,486	$ 57,338,952
Balance (in Shares) at Mar. 31, 2025		5,675,172

[1]	Giving retroactive effect to the 40 to 1 reverse share split on April 12, 2024 (Note 15).